Sales of Advances and MSRs - Schedule of MSRs and Advances Sold (Footnote) (Details)					9 Months Ended
	Mar. 31, 2015 Loan	Mar. 24, 2015 Loan	Mar. 18, 2015 Loan	Mar. 02, 2015 Loan	Sep. 30, 2014 USD ($)
Servicing Assets at Fair Value [Line Items]
MSR sales | $					$ 0
Ocwen Loan Servicing [Member]
Servicing Assets at Fair Value [Line Items]
Number of performing agency loans held for sale				277,000
Ocwen Loan Servicing [Member] | Green Tree Loan Servicing [Member]
Servicing Assets at Fair Value [Line Items]
Number of performing agency loans held for sale			55,000
Ocwen Loan Servicing [Member] | Nationstar Mortgage LLC [Member]
Servicing Assets at Fair Value [Line Items]
Number of performing agency loans held for sale	76,000	142,000